INCOME TAXES - Summary of principal components of the deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current deferred tax assets
Impairment for mining machines	$ 13,622,459
Lease liabilities	28,251	$ 45,059
Depreciation for long-lived assets	421,770
Change in fair value of crypto currencies	4,813
Accrued bonus	47,715
Net operating loss carry-forward	5,086,022	2,019,455
Less: valuation allowance	(19,185,099)	(2,019,455)
Non-current deferred tax assets, net	25,931	45,059
Non-current deferred tax liabilities
Operating lease right-of-use assets	(25,931)	(45,059)
Others	(1)	(1)
Non-current deferred tax liabilities	(25,932)	(45,060)
Non-current deferred tax liabilities, net of deferred tax assets	$ (1)	$ (1)